CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 58,478,376	$ 59,905,827
Restricted cash	60,209	60,204
Short-term investments	550,025	571,508
Accounts receivable, net of allowance for doubtful accounts of US$1,774,192 and US$1,961,728 as of December 31, 2019 and September 30, 2020, respectively	29,083,216	27,254,634
Prepaid expenses and other current assets	10,764,181	7,847,794
Total current assets	98,936,007	95,639,967
Long term restricted cash	2,472,998
Property and equipment, net	5,597,148	5,669,849
Intangible assets, net	419,343	267,736
Long-term investments	146,841
Other non-current assets	756,507	259,108
TOTAL ASSETS	108,328,844	101,836,660
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accounts payable	64,805,107	37,877,800
Short-term bank borrowings	14,822,161	9,012,645
Accrued salary and benefits	7,747,460	5,598,425
Accrued expenses and other current liabilities	10,215,400	5,955,956
Deferred revenue	4,697,267	3,887,908
Total current liabilities	102,287,395	62,332,734
Other non-current liabilities	493,467	595,563
TOTAL LIABILITIES	102,780,862	62,928,297
Commitments and contingencies
Shareholders' equity:
Treasury shares (9,937,000 and 25,426,900 shares as of December 31, 2019 and September 30, 2020, respectively)	(3,322,668)	(1,063,547)
Additional paid-in capital	192,375,859	194,971,827
Accumulated deficit	(182,181,327)	(153,598,346)
Accumulated other comprehensive loss	(1,354,788)	(1,432,833)
Total Shareholders' Equity	5,547,982	38,908,363
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	108,328,844	101,836,660
Class A
Shareholders' equity:
Ordinary shares	28,444	28,800
Class B
Shareholders' equity:
Ordinary shares	$ 2,462	$ 2,462